Shareholders’ equity (Details Narrative)		12 Months Ended
	Apr. 14, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2024 $ / shares shares	Nov. 01, 2024 $ / shares shares	Jul. 04, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares | €			€ 2,323,000	€ 5,942,000	€ 3,001,000
Number of shares issued to broker		107,500	107,500
Macquarie conversions | €			€ 574,000	916,000
Reverse split rounding | €
Keystone note conversion | €			1,938,000
July PIPE issuance & exercise | €			268,000
Service warrants | €			€ 172,000
Conversion of share ratio description		shares are convertible into Class A ordinary shares at a ratio of 1:10 subject to satisfaction of closing conditions	shares are convertible into Class A ordinary shares at a ratio of 1:10 subject to satisfaction of closing conditions
Conversion of preferred share		41,713,270	41,713,270
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of warrant issued		4,171,327
Preference shares series b [member] | QIND acquisition [member]
IfrsStatementLineItems [Line Items]
Share outstanding		4,171,327
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share outstanding		2,288,291				654,953
Par value per share | $ / shares		$ 0.0035				$ 0.0035
Number of shares sold		347,283	347,283	2,345,452
Proceeds from issuing shares		$ 2,708,022	€ 2,314,464
Commitment shares (in Shares)		13,890,000	13,890,000
Commitment Shares | €			€ 49,000
Macquarie convertible note (in Shares)		98,046,000	98,046,000
Macquarie conversions | €			€ 574,000
Reverse split rounding (in Shares)		63,333,000	63,333,000
Reverse split rounding | €			€ 222,000
Keystone note conversion (in Shares)		492,715,000	492,715,000
Keystone note conversion | €			€ 1,939,000
July PIPE issuance & exercise (in Shares)		335,898,000	335,898,000
July PIPE issuance & exercise | €			€ 268,000
December PIPE reprice & exercise (in Shares)		274,887,000	274,887,000
December PIPE reprice & exercise | €			€ 620,000
Service warrants (in Shares)		7,286,000	7,286,000
Service warrants | €			€ 172,000
Number of warrant issued							255,000	13,906
Warrant exercise price | $ / shares							$ 0.14	$ 1.6540
Class A ordinary shares [member] | H & P advisory limited [member]
IfrsStatementLineItems [Line Items]
Number of warrant issued								398
Warrant exercise price | $ / shares								$ 57.89
Class A ordinary shares [member] | Bevilacqua p llc [member]
IfrsStatementLineItems [Line Items]
Number of warrant issued		71,429
Warrant exercise price | $ / shares		$ 0.88
Exercise number of warrant after post reverse split		7,286
Class A ordinary shares [member] | Bevilacqua p llc [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise	71,429